DEI Document	Oct. 15, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	HALLIBURTON COMPANY
Entity Central Index Key	0000045012
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $2.50 per share
Entity File Number	001-03492
Entity Tax Identification Number	75-2677995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 North Sam Houston Parkway East,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	871-2699
Trading Symbol	HAL
Security Exchange Name	NYSE
Written Communications	false
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE TEXAS, INC.
Document and Entity Information [Abstract]
Security Exchange Name	CHX
Document Information [Line Items]
Security Exchange Name	CHX